Accounts Receivable	3 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at March 31, 2025, is summarized as follows:

	March 31, 2025	December 31, 2024
Accounts receivable	$3,427,002	$5,401,944

Provision for doubtful accounts	(216,518)	(220,733)

Net accounts receivable	$3,210,484	$5,181,211

The Company has a doubtful debt provision of $216,518 (December 31, 2024 - $220,733) for existing accounts receivable.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2025 and 2024

(Unaudited)